Earnings per share - Basic and Diluted Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income for the year of the Company	R$ 893,383	R$ 373,526	R$ 1,150,421
Weighted average shares outstanding (in thousands)	1,087,050	1,086,642	1,086,394
Basic earnings per share -R$	R$ 0.8218	R$ 0.3437	R$ 1.0589
Net income for the year of the Company	R$ 893,383	R$ 373,526	R$ 1,150,421
Weighted average shares outstanding (in thousands), including dilution effects	1,093,478	1,092,826	1,092,566
Diluted earnings per share -R$	R$ 0.8170	R$ 0.3418	R$ 1.0530